Intangible Assets and Goodwill	12 Months Ended
Dec. 28, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS AND GOODWILL
Intangible Assets and Goodwill
At the end of 2014 and 2013, the gross and net amounts of intangible assets were:

(Dollars in Millions)	2014	2013
Intangible assets with definite lives:
Patents and trademarks — gross	$9,074	9,164
Less accumulated amortization	4,700	4,146
Patents and trademarks — net	$4,374	5,018
Customer relationships and other intangibles — gross	$17,970	19,027
Less accumulated amortization	5,227	4,872
Customer relationships and other intangibles — net	$12,743	14,155
Intangible assets with indefinite lives:
Trademarks	$7,263	7,619
Purchased in-process research and development	2,842	1,155
Total intangible assets with indefinite lives	$10,105	8,774
Total intangible assets — net	$27,222	27,947

Goodwill as of December 28, 2014 and December 29, 2013, as allocated by segment of business, was as follows:

(Dollars in Millions)	Consumer	Pharmaceutical	Med Devices	Total
Goodwill at December 30, 2012	$8,519	1,792	12,113	22,424
Goodwill, related to acquisitions	83	246	9	338
Goodwill, related to divestitures	(71)	—	—	(71)
Currency translation/other	—	30	77	107
Goodwill at December 29, 2013	$8,531	2,068	12,199	22,798
Goodwill, related to acquisitions	13	665	—	678
Goodwill, related to divestitures	(138)	—	(603)	(741)
Currency translation/other	(731)	(107)	(65)	(903)
Goodwill at December 28, 2014	$7,675	2,626	11,531	21,832

The weighted average amortization periods for patents and trademarks and customer relationships and other intangible assets are 17 years and 24 years, respectively. The amortization expense of amortizable assets included in cost of products sold was $1,398 million, $1,363 million and $1,146 million before tax, for the fiscal years ended December 28, 2014, December 29, 2013 and December 30, 2012, respectively. The estimated amortization expense for the five succeeding years approximates $1,300 million before tax, per year.

See Note 20 to the Consolidated Financial Statements for additional details related to acquisitions and divestitures.